Consolidated Balance Sheets - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 2,461,501	$ 3,118,080
Restricted cash, current	6,033,482	6,753,685
Accounts receivable, net	10,064,847	5,442,520
Accounts receivable - related parties, net	1,948,009	607,975
Notes receivable	6,999
Inventories	13,762,959	10,279,397
Deposit - related party	10,180
Deferred cost of revenue	343,090	752,358
Deferred cost of revenue - related party		1,795,222
Advances to suppliers and other current assets, net	4,904,290	2,885,510
Total current assets	39,535,357	31,634,747
Restricted cash, non-current		500,000
Retentions receivable, non-current	344,856
Property, plant and equipment, net	18,753,340	10,449,466
Land use right, net	2,078,240	2,243,183
Deferred tax assets	604,064	518,251
Deposit on loan agreement	436,275
Total assets	61,752,132	45,345,647
Current liabilities
Accounts payable and bank acceptance notes to vendors	5,353,538	4,644,784
Accounts payable - related parties	3,389,148	258,274
Loans due within one year	10,867,111	9,020,697
Advances from customers	2,953,595	660,944
Advances from customers - related parties	586,719	747,264
Income tax payables	732,699	501,921
Accrued expenses and other payables	6,375,800	8,509,425
Total current liabilities	30,258,610	24,343,309
Long term loans, less current portion and unamortized debt issuance costs	4,449,889	11,050
Total liabilities	34,708,499	24,354,359
Shareholders' equity
Common shares ($0.001 par value, 200,000,000 shares authorized,10,809,000 shares issued and outstanding as of of December 31, 2018 and 2017)	10,809	10,809
Additional paid-in capital	15,059,181	15,059,181
Statutory reserves	1,765,711	705,698
Retained earnings	11,380,149	5,228,733
Accumulated other comprehensive loss	(1,172,217)	(13,133)
Total shareholders' equity	27,043,633	20,991,288
Total liabilities and shareholders' equity	$ 61,752,132	$ 45,345,647